Net intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Net intangible assets and goodwill	Net intangible assets and goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2025	2024
Net intangible assets (i)
Computer software cost	$148,258	$130,858
Initial franchise fees	87,350	16,101
Reacquired franchised rights	31,481	20,911
Total cost	267,089	167,870
Total accumulated amortization	(134,745)	(114,567)
Subtotal	132,344	53,303

Goodwill (ii)	2025	2024
Brazil	8,044	7,166
Chile	3,616	3,273
Mexico	1,806	1,562
Saint Martin	1,789	—
Argentina	1,276	1,276
Colombia	75	64
Subtotal	16,606	13,341
	$148,950	$66,644

(i)Total amortization expense for fiscal years 2025, 2024 and 2023 amounted to $30,396, $23,819 and $18,683, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $24,444 for 2026, $19,954 for 2027; $15,056 for 2028; $5,484 for 2029; $5,131 for 2030; and thereafter $62,275.
(ii)Related to the acquisition of franchised restaurants and non-controlling interests.